TYPE:	13F-HR
PERIOD	12/31/2005
FILER
   CIK	0001352860
   CCC	dt7$cjen
SUBMISSION - CONTACT
   NAME	R. Amoroso, ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [X];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Blue Bell Private Wealth Management, LLC
Address: 	470 Norristown Road, Suite 305
		Blue Bell, PA  19422

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    R. Amoroso, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060
FORM WAS FILED IN ERROR.  FIRM DOES NOT MEET 13F FILING REQUIREMENTS.

Report Type (Check only one.):
[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                    		Form 13 F Information Table

COLUMN 1                            COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8

  NAME                               TITLE      CUSIP      VALUE  SHRS OR-SH/ INVESTMEMT OTHER  VOTING
OF ISSUER                           OF CLASS	                   -PUT/PRN   DISCRETION MAN.  AUTHORITY
								  MT-PRN-CALL SOLE/SHARED
						                               or NONE
-----------------------------------------------------------------------------------------------------------------------------
Form 13F was filed in error.


/TEXT
/DOCUMENT
/SUBMISSION